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                            OHIO NATIONAL FUND, INC.

SUPPLEMENT DATED DECEMBER 15, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

     The following portfolios are no longer included in Ohio National Fund,
Inc.:

                        STRATEGIC INCOME PORTFOLIO
                        FIRSTAR GROWTH & INCOME PORTFOLIO
                        RELATIVE VALUE PORTFOLIO